Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventory [Line Items]
Inventories	$ 681	$ 501
Lubricants [Member]
Inventory [Line Items]
Inventories	348	403
Bunkers [Member]
Inventory [Line Items]
Inventories	$ 333	$ 98